RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Balances with Related Party
	December 31,
	2018	2017
Customer deposits – related parties
Shanghai Pujiang	$2,604,604	$-
Zhejiang Pujiang	$2,195,780	$-
	$4,800,384	$-

The balance of Customer deposits-related parties consist of amounts paid to the Company in advance from Shanghai Pujiang and Zhejiang Pujiang for the sale of products.

	December 31,
	2018	2017
Due to shareholder:
Dr. Tang	$1,695,259	$351,499
	$1,695,259	$351,499

Summary of Related Party Transactions
		December 31,
		2018		2017	2016
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company		$-	$-	$1,297,391
Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company		$-	$3,749,502	$-
	Ossen Material Research provided guarantee together with Dr. Tang for the notes payable issued by the Company	$		$4,897,310	$-
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research		$-	$18,824,034	$70,635,721
	Ossen Shanghai provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company		$581,522	$-	$-
Ossen Shanghai	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai		$-	$-	$28,542,598
	The Company provided guarantee for the notes payable issued by Ossen Shanghai		$-	$-	$2,162,318
	Shanghai Pujiang provided guarantee and together with Dr. Tang for the short-term bank loans borrowed by the Company		9,377,044	-	-
Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang		$74,114,996	$5,356,432	$59,824,131
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang		$2,907,611	$-	$7,207,727
	The Company sold products to Shanghai Pujiang		$2,810,147	$-	$-
Zhejiang Pujiang	The Company provided guarantee for the notes payable issued by Zhejiang Pujiang		$-	$25,426,525	$-

	The Company sold products to Zhejiang Pujiang		$2,945,584	$-	$-